Financial instruments - Foreign Exchange Currency Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) alternative_energy_credit	Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) from change in fair value	$ 33,092	$ 3,911
Realized loss related to settlement	(12,498)	(22,240)
Foreign exchange currency risk | Foreign exchange collar contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,200
Financial liabilities		28,700
Gain (loss) from change in fair value	33,100	3,900
Realized loss related to settlement	(12,500)	(22,200)
Foreign exchange currency risk | Foreign exchange collar contracts | Other Current Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,100
Foreign exchange currency risk | Foreign exchange collar contracts | Deposits and other non-current assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	100
Currency Risk, US Dollar and Euros | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	11,700	7,800
Currency Risk, US Dollar and Euros | Intercompany loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ 44,600	63,800
Currency Risk, Brazilian Real to US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
10 percent change on currency	10.00%
20 percent change on currency	20.00%
Impact of percent change on pre-tax net income	$ 5,500	7,000
Impact of 20% change on pre-tax net income	11,000	13,900
Currency Risk, Brazilian Real to US Dollar | Foreign exchange collar contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 270,000	$ 179,500
Average floor rate | alternative_energy_credit	5.12
Average cap rate | alternative_energy_credit	6.29